Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
Schedule of Deferred Charges
	Drydocking	Financing Costs	Total
Balance, December 31, 2011	$ 18,257	$ 1,345	$ 19,602
- Additions	6,293	390	6,683
- Disposals	(1,113)	-	(1,113)
- Amortization for the year	(7,573)	(1,037)	(8,610)
Balance, December 31, 2012	15,864	698	16,562
- Additions	8,929	10,627	19,556
- Disposals	(722)	-	(722)
- Amortization for the year	(7,078)	(840)	(7,918)
Balance, December 31, 2013	$ 16,993	$ 10,485	$ 27,478